Putnam Investments
One Post Office Square
Boston, MA 02109
January 5, 2009

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237)) on behalf of its Putnam
International Capital Opportunities Fund series (the “Fund”)
Post-Effective Amendment No. 96 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 96 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 30, 2009.

Comments or questions concerning this certificate may be directed to Anne Duffy at 1-800-225-2465, ext. 14824.

Very truly yours,

Putnam Investment Funds

By:	/s/ Charles E. Porter

Charles E. Porter
Senior Advisor

cc: ROPES & GRAY LLP